UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22870

Investment Company Act file number:

Stone Ridge Trust II

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Trust II

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT		FAIR VALUE
EVENT LINKED BONDS - 11.7%
Australia - 0.1%
Multiperil - 0.1%
RW0005 (L1-1)
86.185%, 07/03/2017 (a)(b)(c)(d)(e) (Cost: $3,173,653; Acquisition Date: 06/14/2016)	AUD	5,600,000	$2,639,764

China - 0.1%
Earthquake - 0.1%
Panda Re 2015-1
4.563%, 06/30/2018 (a)(b)(f) (Cost: $2,935,000; Acquisition Date: 06/26/2015)		$2,935,000	2,943,229

Global - 4.6%
Mortality/Longevity - 0.5%
Chesterfield 2014-1
4.500%, 12/15/2034 (f) (Cost: $3,970,356; Acquisition Date: 12/11/2014)		3,970,356	3,984,749
Vitality Re VI Class B
2.613%, 01/08/2018 (a)(b)(f)(g) (Cost: $19,000,000; Acquisition Date: 01/25/2015)		19,000,000	18,967,700

			22,952,449

Multiperil - 3.2%
Atlas IX 2015-1
8.443%, 01/07/2019 (a)(b)(f) (Cost: $8,516,000; Acquisition Date: 02/25/2015)		8,516,000	8,692,281
Galilei Re 2017-1 Class A-2
14.262%, 01/08/2021 (a)(b)(f) (Cost: $5,250,000; Acquisition Date: 12/21/2016)		5,250,000	5,284,912
Galilei Re 2017-1 Class C-2
7.262%, 01/08/2021 (a)(b)(f) (Cost: $16,000,000; Acquisition Date: 12/21/2016)		16,000,000	16,000,000
Galilei Re 2017-1 Class D-2
6.262%, 01/08/2021 (a)(b)(f) (Cost: $8,000,000; Acquisition Date: 12/21/2016)		8,000,000	8,008,800
Galileo Re 2015-1 Class A
14.013%, 01/08/2018 (a)(b)(f) (Cost: $21,418,957; Original Acquisition Date: 01/29/2015)		21,320,000	21,819,954
Galileo Re 2016-1 Class A
13.753%, 01/08/2019 (a)(b)(f) (Cost: $4,382,000; Acquisition Date: 01/20/2016)		4,382,000	4,489,797
Galileo Re 2016-1 Class B
9.233%, 01/08/2019 (a)(b)(f) (Cost: $4,382,000; Acquisition Date: 01/20/2016)		4,382,000	4,483,224
Galileo Re 2016-1 Class C
7.233%, 01/08/2019 (a)(b)(f) (Cost: $4,383,000; Acquisition Date: 01/20/2016)		4,383,000	4,445,239
IBRD CAR 100
7.591%, 06/07/2017 (a)(b)(f) (Cost: $5,000,000; Acquisition Date: 06/25/2014)		5,000,000	5,032,227
Kilimanjaro Re 2014-1 Class B
5.013%, 04/30/2018 (a)(b)(f) (Cost: $14,504,000; Acquisition Date: 04/17/2014)		14,504,000	14,699,804
Kilimanjaro Re 2015-1 Class E
7.263%, 12/06/2019 (a)(b)(f) (Cost: $3,000,861; Acquisition Date: 05/06/2016)		2,966,000	3,053,052
Loma Re 2013-1 Class A
8.240%, 01/08/2018 (a)(b)(f) (Cost: $335,000; Acquisition Date: 12/20/2013)		335,000	341,499
Loma Re 2013-1 Class B
12.833%, 01/08/2018 (a)(b)(f) (Cost: $1,005,000; Acquisition Date: 12/20/2013)		1,005,000	1,025,653
Loma Re 2013-1 Class C
17.803%, 01/08/2018 (a)(b)(f) (Cost: $1,739,000; Acquisition Date: 12/20/2013)		1,739,000	1,789,083
Queen Street XII
6.410%, 04/08/2020 (a)(b)(f) (Cost: $6,537,000; Acquisition Date: 05/13/2016)		6,537,000	6,606,292
Resilience Re Series 1642B
11.070%, 04/07/2017 (a)(b)(d)(f) (Cost: $26,640,055; Acquisition Date: 04/07/2016)		29,589,000	29,662,973

			135,434,790

Other - 0.9%
Horse Capital I DAC Class A
4.000%, 06/15/2020 (a)(b)(f) (Cost: $6,052,186; Acquisition Date: 12/14/2016)	EUR	5,750,000	6,236,952
Horse Capital I DAC Class B
6.250%, 06/15/2020 (a)(b)(f) (Cost: $4,736,493; Acquisition Date: 12/14/2016)		4,500,000	4,874,777
Horse Capital I DAC Class C
12.000%, 06/15/2020 (a)(b)(f) (Cost: $15,788,310; Acquisition Date: 12/14/2016)		15,000,000	16,224,969
Operational Re
5.500%, 04/08/2021 (a)(f) (Cost: $10,043,897; Acquisition Date: 05/19/2016)	CHF	9,953,000	9,947,589

			37,284,287

Windstorm - 0.0%
Queen Street X
6.263%, 06/08/2018 (a)(b)(f) (Cost: $1,721,000; Acquisition Date: 03/25/2015)		$1,721,000	1,722,635

			197,394,161

Japan - 0.4%
Earthquake - 0.4%
Kizuna Re II 2014-1 Class A
2.763%, 04/06/2018 (a)(b)(f)(g) (Cost: $2,503,958; Acquisition Date: 01/28/2015)		2,500,000	2,504,500

Nakama Re 2014-1 Class 2
3.013%, 04/13/2018 (a)(b)(f)(g) (Cost: $1,504,914; Acquisition Date: 01/12/2015)	1,500,000	1,509,150
Nakama Re 2014-2 Class 1
2.638%, 01/16/2019 (a)(b)(f)(g) (Cost: $1,001,236; Acquisition Date: 01/15/2015)	1,000,000	1,003,000
Nakama Re 2016-1 Class 2
4.609%, 10/13/2021 (a)(b)(f) (Cost: $10,170,000; Acquisition Date: 09/21/2016)	10,170,000	10,352,043

		15,368,693

Windstorm - 0.0%
Aozora Re 2016-1 A
3.358%, 04/07/2020 (a)(b)(f)(g) (Cost: $2,101,000; Acquisition Date: 03/23/2016)	2,101,000	2,144,806

		17,513,499

United States - 6.5%
Earthquake - 0.7%
Golden State Re II
2.713%, 01/08/2019 (a)(b)(f)(g) (Cost: $5,400,000; Acquisition Date: 09/10/2014)	5,400,000	5,377,590
Merna Re 2015-1 Class A
2.513%, 04/09/2018 (a)(b)(f)(g) (Cost: $2,522,000; Acquisition Date: 03/16/2015)	2,522,000	2,519,352
Merna Re 2016-1 Class A
2.763%, 04/08/2019 (a)(b)(f)(g) (Cost: $2,119,000; Acquisition Date: 03/24/2016)	2,119,000	2,128,323
Ursa Re 2015-1 Class B
5.000%, 09/21/2018 (a)(b)(f)(g) (Cost: $15,000,000; Acquisition Date: 09/10/2015)	15,000,000	15,279,000
Ursa Re 2016-1 Class A
4.000%, 12/10/2019 (a)(b)(f) (Cost: $5,541,000; Acquisition Date: 11/21/2016)	5,541,000	5,590,869

		30,895,134

Multiperil - 2.9%
Caelus Re IV 2016-1 Class A
6.013%, 03/06/2020 (a)(b)(f) (Cost: $20,182,000; Acquisition Date: 02/23/2016)	20,182,000	21,192,109
East Lane Re VI 2014-1 Class A
3.163%, 03/14/2018 (a)(b)(f)(g) (Cost: $14,443,000; Acquisition Date: 03/03/2014)	14,443,000	14,516,659
East Lane Re VI 2015-1 Class A
3.903%, 03/13/2020 (a)(b)(f)(g) (Cost: $13,213,000; Acquisition Date: 03/02/2015)	13,213,000	13,449,513
Espada Re 2016-1 Class 20
5.750%, 06/06/2020 (a)(b)(f) (Cost: $3,215,000; Acquisition Date: 02/12/2016)	3,215,000	3,229,146
PennUnion Re 2015-1
5.013%, 12/07/2018 (a)(b)(f) (Cost: $4,671,000; Acquisition Date: 10/05/2015)	4,671,000	4,733,358
Residential Re 2013-2 Class 4
20.513%, 12/06/2017 (a)(b)(f) (Cost: $1,987,990; Acquisition Date: 05/03/2016)	1,977,000	2,013,673
Residential Re 2014-1 Class 10
15.593%, 06/06/2018 (a)(b)(f) (Cost: $10,338,000; Acquisition Date: 05/22/2014)	10,338,000	10,491,002
Residential Re 2014-1 Class 13
4.123%, 06/08/2018 (a)(b)(f) (Cost: $2,859,000; Acquisition Date: 05/22/2014)	2,859,000	2,885,732
Residential Re 2015-1 Class 10
11.483%, 06/06/2019 (a)(b)(f) (Cost: $8,197,000; Acquisition Date: 05/21/2015)	8,197,000	8,333,070
Residential Re 2015-1 Class 11
6.473%, 06/06/2019 (a)(b)(f) (Cost: $8,915,000; Acquisition Date: 05/21/2015)	8,915,000	9,142,332
Residential Re 2016-1 Class 10
12.013%, 06/06/2023 (a)(b)(f) (Cost: $4,609,000; Acquisition Date: 04/28/2016)	4,609,000	4,685,049
Residential Re 2016-1 Class 11
5.263%, 06/06/2023(a)(b)(f) (Cost: $5,926,000; Acquisition Date: 04/28/2016)	5,926,000	5,926,889
Residential Re 2016-II Class 3
5.763%, 12/06/2020 (a)(b)(f) (Cost: $1,500,000; Acquisition Date: 11/03/2016)	1,500,000	1,493,475
Residential Re 2016-II Class 4
4.013%, 12/06/2020 (a)(b)(f) (Cost: $1,250,000; Acquisition Date: 11/03/2016)	1,250,000	1,230,875
Sanders Re 2014-1 Class D
4.383%, 05/28/2019 (a)(b)(f)(g) (Cost: $21,295,000; Acquisition Date: 05/07/2014)	21,295,000	21,615,490
Sanders Re 2014-2
4.283%, 06/07/2017 (a)(b)(f) (Cost: $1,099,260; Acquisition Date: 04/27/2016)	1,098,000	1,103,161

		126,041,533

Windstorm - 2.9%
Alamo Re 2015-1 Class A
6.293%, 06/07/2018 (a)(b)(f)(g) (Cost: $5,357,393; Original Acquisition Date: 05/06/2015)	5,268,000	5,471,081
Alamo Re 2015-1 Class B
5.133%, 06/07/2018 (a)(b)(f)(g) (Cost: $1,062,866; Original Acquisition Date: 05/06/2015)	1,059,000	1,112,533
Alamo Re 2014-1 Class A
5.713%, 06/07/2017 (a)(b)(f) (Cost: $892,000; Acquisition Date: 06/18/2014)	892,000	900,876
Bonanza Re 2016-1 Class A
4.703%, 12/31/2019 (a)(b)(f) (Cost: $1,522,000; Acquisition Date: 11/28/2016)	1,522,000	1,516,140
Bonanza Re 2016-1 Class B
5.953%, 12/31/2019 (a)(b)(f) (Cost: $2,054,000; Acquisition Date: 11/28/2016)	2,054,000	2,038,082
Citrus Re 2014-1 Class A
5.523%, 04/18/2017 (a)(b)(f) (Cost: $378,000; Acquisition Date: 04/10/2014)	378,000	379,682
Citrus Re 2014-2 Class 1
4.813%, 04/24/2017 (a)(b)(f) (Cost: $1,483,000; Acquisition Date: 04/17/2014)	1,483,000	1,488,710
Citrus Re 2015-1 Class A
5.653%, 04/09/2018 (a)(b)(f) (Cost: $8,501,000; Acquisition Date: 04/01/2015)	8,501,000	8,652,743
Citrus Re 2015-1 Class B
7.473%, 04/09/2018 (a)(b)(f) (Cost: $17,253,000; Acquisition Date: 04/01/2015)	17,253,000	17,654,132

Citrus Re 2015-1 Class C
9.543%, 04/09/2018 (a)(b)(f) (Cost: $5,319,000; Acquisition Date: 04/01/2015)	5,319,000	5,460,751
Citrus Re 2016-1 Class D-50
8.013%, 02/25/2019 (a)(b)(f)(g) (Cost: $10,257,000; Acquisition Date: 02/19/2016)	10,257,000	10,679,588
Citrus Re 2016-1 Class E-50
11.013%, 02/25/2019 (a)(b)(f) (Cost: $8,548,000; Acquisition Date: 02/19/2016)	8,548,000	8,927,531
Cranberry Re 2015-1 Class A
4.373%, 07/06/2018 (a)(b)(f)(g) (Cost: $5,044,000; Acquisition Date: 04/23/2015)	5,044,000	5,147,402
Everglades Re 2014-1 Class A
7.623%, 04/28/2017 (a)(b)(f) (Cost: $17,132,000; Acquisition Date: 04/24/2014)	17,132,000	17,322,165
Everglades Re II 2015-1 Class A
5.743%, 05/03/2018 (a)(b)(f)(g) (Cost: $10,000,000; Acquisition Date: 04/30/2015)	10,000,000	10,194,000
Gator Re 2014-1 Class A
3.513%, 01/09/2017 (a)(b)(f) (Cost: $2,401,700; Acquisition Date: 03/04/2014)	2,401,700	300,213
Kilimanjaro Re 2014-1 Class A
5.263%, 04/30/2018 (a)(b)(f) (Cost: $9,740,000; Acquisition Date: 04/17/2014)	9,740,000	9,820,842
Manatee Re 2015-1 Class A
5.513%, 12/22/2017 (a)(b)(f)(g) (Cost: $4,571,000; Acquisition Date: 03/23/2015)	4,571,000	4,608,939
Manatee Re 2016-1 Class A
5.250%, 03/13/2019 (a)(b)(f) (Cost: $1,444,000; Acquisition Date: 03/02/2016)	1,444,000	1,451,942
Manatee Re 2016-1 Class C
16.250%, 03/14/2022 (a)(b)(f) (Cost: $2,165,000; Acquisition Date: 03/02/2016)	2,165,000	2,085,328
Pelican Re 2013-1 Class A
6.513%, 05/15/2017 (a)(b)(f) (Cost: $8,032,366; Original Acquisition Date: 08/26/2014)	8,000,000	8,083,600

		123,296,280

		280,232,947

TOTAL EVENT LINKED BONDS (Cost $493,234,451)		500,723,600

PARTICIPATION NOTES - 8.6%
Global - 8.6%
Multiperil - 8.6%
Eden Re II 2016-1 Class B
04/23/2019 (a)(e)(f)(h) (Cost: $1,607,679; Original Acquisition Date: 03/24/2016)	1,607,575	19,483,097
Eden Re II 2017-1 Class B
03/22/2021 (a)(e)(f)(h) (Cost: $90,000,000; Acquisition Date: 12/27/2016)	90,000,000	90,685,692
Sector Re V Series 5 Class A
03/01/2020 (a)(c) (Cost: $10,666; Acquisition Date: 04/27/2015)	10,666	27,927
Sector Re V Series 5 Class F
03/01/2020 (a)(c) (Cost: $71,875; Acquisition Date: 04/27/2015)	71,875	1,530,434
Sector Re V Series 5 Class G
03/01/2020 (a)(c) (Cost: $178,324; Acquisition Date: 06/26/2015)	178,324	6,303,397
Sector Re V Series 6 Class A
03/01/2021 (a)(c)(h) (Cost: $106,372; Acquisition Date: 04/25/2016)	106,372	120,434
Sector Re V Series 6 Class B
03/01/2021 (a)(c)(h) (Cost: $2,492,759; Acquisition Date: 04/28/2016)	2,492,759	2,822,302
Sector Re V Series 6 Class F
03/01/2021 (a)(c)(h) (Cost: $11,113,055; Acquisition Date: 04/25/2016)	11,113,055	12,050,997
Sector Re V Series 6 Class G
03/01/2021 (a)(c)(h) (Cost: $88,580,000; Acquisition Date: 04/28/2016)	88,580,000	96,056,152
Silverton Re 2015-1
09/18/2017 (a)(c)(i) (Cost: $0; Acquisition Date: 12/18/2014)	—	—
Silverton Re 2016-1
09/17/2018 (a)(c)(e) (Cost: $402,500; Acquisition Date: 12/18/2015)	140,000	1,328,782
Silverton Re 2017-1
09/16/2019 (a)(c)(e)(h) (Cost: $37,650,000; Acquisition Date: 12/15/2016)	37,500,000	37,846,245
Versutus 2017 A-5
12/31/2019 (a)(c)(e)(h) (Cost: $25,000,000; Acquisition Date: 12/28/2016)	25,000,000	25,178,687
Williamsburg (Horseshoe Re)
12/31/2018 (a)(c)(e)(h) (Cost: $74,892,000; Acquisition Date: 12/15/2016)	74,834,000	75,330,146

TOTAL PARTICIPATION NOTES (Cost $332,105,230)		368,764,292

	SHARES	FAIR VALUE
PREFERENCE SHARES - 68.4%
Global - 61.5%
Marine/Energy - 1.2%
Kauai (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $51,394,000; Acquisition Date: 01/07/2016)	51,394	52,549,080

Multiperil - 60.3%
Altair Re IV (a)(c)(e) (Cost: $6,353,267; Original Acquisition Date: 01/04/2016)	6,353	1,252,863
Altair Re V (a)(c)(e)(h) (Cost: $25,000,000; Acquisition Date: 12/20/2016)	25,000	25,119,447
Arenal (Artex Segregated Account Company) (a)(c)(e) (Cost: $80,793,023; Original Acquisition Date: 05/07/2015)	77,921	96,312,600
Axis Ventures Re Cell 0002 (a)(c)(e)(h) (Cost: $50,027,044; Original Acquisition Date: 08/29/2014)	1,271,508	48,788,357
Axis Ventures Re Cell 0003 (a)(c)(e)(h) (Cost: $13,245,697; Acquisition Date: 03/05/2015)	170,439	8,516,187
Axis Ventures Re Cell 0004 (a)(c)(e)(h) (Cost: $2,656,500; Acquisition Date: 07/02/2015)	26,565	3,192,590
Axis Ventures Re Cell 0005 (a)(c)(e)(h) (Cost: $16,863,100; Acquisition Date: 01/20/2016)	168,631	10,680,106
Axis Ventures Re Cell 0006 (a)(c)(e)(h) (Cost: $56,000,000; Acquisition Date: 06/28/2016)	560,000	60,193,430
Axis Ventures Re Cell 0007 (a)(c)(e)(h) (Cost: $250,000,000; Acquisition Date: 01/25/2017)	2,500,000	252,240,467
Biscayne (Artex Segregated Account Company) (a)(c)(e) (Cost: $38,714,888; Original Acquisition Date: 04/30/2014)	38,655	45,106,191
Cardinal Re 2015-1 (a)(c)(e) (Cost: $82,493,681; Original Acquisition Date: 07/29/2015)	149	88,303,151
Carlsbad (Artex Segregated Account Company) (a)(c)(h) (Cost: $100; Acquisition Date: 04/01/2014)	100	100

Carlsbad 2 (Artex Segregated Account Company) (a)(c)(e) (Cost: $67,243,236; Original Acquisition Date: 04/28/2014)	190,319	79,168,608
Cumberland (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $20,906,812; Original Acquisition Date: 04/10/2015)	20,626	21,449,426
Denali (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $63,579,339; Acquisition Date: 01/05/2015)	75,060	85,926,063
Emerald Lake (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $225,073,000; Acquisition Date: 12/16/2015)	225,073	253,129,532
Florblanca (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $52,594,000; Acquisition Date: 12/29/2016)	52,594	52,878,989
Golden (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $16,384,000; Acquisition Date: 07/06/2016)	16,384	17,296,174
Harambee Re 2017 (a)(c)(e)(h) (Cost: $4,259,886; Acquisition Date: 12/20/2016)	4,231,056	4,286,288
Hatteras (Artex Segregated Account Company) (a)(c)(e) (Cost: $70,338,613; Original Acquisition Date: 12/30/2014)	66,356	77,883,059
Hilo (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $5,155,976; Acquisition Date: 06/09/2015)	5,156	6,265,770
Hudson Alexander (Mt. Logan Re) (a)(c) (Cost: $40,000,000; Acquisition Date: 01/02/2014)	40,000	40,242,432
Hudson Charles (Mt. Logan Re) (a)(c) (Cost: $33,802,339; Original Acquisition Date: 01/02/2014)	33,802	34,156,834
Hudson Charles 2 (Mt. Logan Re) (a)(c) (Cost: $13,465,500; Original Acquisition Date: 04/02/2014)	13,466	14,938,570
Hudson Charles 3 (Mt. Logan Re) (a)(c) (Cost: $14,650,000; Acquisition Date: 06/19/2014)	14,650	16,256,975
Hudson Paul (Mt. Logan Re) (a)(c) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	30,414,774
Hudson Paul 3 (Mt. Logan Re) (a)(c) (Cost: $8,465,500; Acquisition Date: 04/02/2014)	8,466	9,671,665
Huntington (Mt. Logan Re) (a)(c)(h) (Cost: $22,610,000; Acquisition Date: 08/23/2016)	22,610	22,898,232
Kona (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $5,232,953; Acquisition Date: 07/23/2015)	5,873	6,756,758
Latigo (Artex Segregated Account Company) (a)(c)(e) (Cost: $88,823,064; Original Acquisition Date: 01/06/2014)	358	112,333,972
Leadville (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $22,019,000; Acquisition Date: 06/07/2016)	22,019	25,016,205
LRe 2015 (a)(c)(e) (Cost: $0; Acquisition Date: 03/31/2015)	1,663	190,741
LRe 2016 (a)(c)(e)(h) (Cost: $49,893,000; Original Acquisition Date: 03/31/2016)	498,930	53,705,476
Mackinac (Artex Segregated Account Company) (a)(c)(e) (Cost: $23,080,218; Original Acquisition Date: 02/05/2015)	23,338	30,066,827
Madison (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $39,415,000; Acquisition Date: 12/12/2016)	39,415	39,789,187
Malibu (Horseshoe Re) (a)(c)(e)(h) (Cost: $13,611,892; Acquisition Date: 11/08/2016)	13,611,892	13,616,697
Mohonk (Artex Segregated Account Company) (a)(c)(e) (Cost: $76,592,050; Original Acquisition Date: 12/24/2013)	102	85,390,423
Mojave (Mt. Logan Re) (a)(c) (Cost: $42,293,322; Original Acquisition Date: 12/30/2014)	42,293	42,684,387
Mojave 2 (Mt. Logan Re) (a)(c) (Cost: $28,195,548; Original Acquisition Date: 12/24/2015)	28,196	28,456,258
Mulholland (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $14,411,287; Original Acquisition Date: 12/26/2013)	114	21,358,411
Peregrine DRF (Peregrine Segregated Account) (a)(c)(e)(h) (Cost: $59,061,425; Acquisition Date: 12/27/2016)	5,900,000	59,499,854
Peregrine LCA (Peregrine Segregated Account) (a)(c)(e)(h) (Cost: $90,089,208; Acquisition Date: 12/27/2016)	9,000,000	90,882,585
Pranamar (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $57,568,000; Acquisition Date: 07/07/2016)	57,568	61,242,370
Rainier (Mt. Logan Re) (a)(c)(h) (Cost: $15,000,000; Acquisition Date: 01/07/2016)	15,000	15,197,059
Revelstoke (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $14,476,459; Original Acquisition Date: 01/28/2015)	15,350	16,864,466
Rondout (Artex Segregated Account Company) (a)(c)(e) (Cost: $106,140,276; Original Acquisition Date: 06/19/2014)	95,580	131,426,575
Skytop (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $7,918,913; Acquisition Date: 01/09/2014)	100	17,283,440
SR0001 (Horseshoe Re) (a)(c)(e)(h) (Cost: $32,779,746; Original Acquisition Date: 07/10/2015)	1,757	38,680,146
SR0002 (Horseshoe Re) (a)(c)(e)(h) (Cost: $29,041,250; Acquisition Date: 12/30/2015)	29,041,250	32,448,311
St. Kevins (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $20,083,000; Acquisition Date: 12/29/2016)	20,083	20,212,722
Sugarloaf (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $10,088,000; Acquisition Date: 01/12/2016)	19,288	11,852,970
Tallgrass (Mt. Logan Re) (a)(c) (Cost: $37,500,000; Acquisition Date: 12/30/2014)	37,500	37,741,789
Twin Lakes (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $63,029,000; Original Acquisition Date: 01/04/2016)	61,955	68,237,148
Yellowstone (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $2,078,580; Acquisition Date: 01/08/2014)	100	8,757,389
Yoho (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $97,577,000; Acquisition Date: 05/17/2016)	97,577	109,092,968

		2,585,354,014

		2,637,903,094

United States - 6.9%
Agriculture - 2.0%
Demeter A 2016 (a)(c)(e)(h) (Cost: $20,000,000; Acquisition Date: 06/28/2016)	200,000	21,609,145
Demeter C 2016 (a)(c)(e)(h) (Cost: $3,000,000; Acquisition Date: 06/28/2016)	30,000	3,175,926
Hanalei (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $46,090,000; Original Acquisition Date: 06/22/2015)	45,313	58,745,394

		83,530,465

Multiperil - 0.6%
Peregrine PIF (Peregrine Segregated Account) (a)(c)(e)(h) (Cost: $19,140,003; Acquisition Date: 12/27/2016)	1,910,000	19,245,177
SR0005 (Horseshoe Re) (a)(c)(e)(h) (Cost: $7,158,137; Acquisition Date: 04/15/2016)	7,158,137	7,940,894

		27,186,071

Windstorm - 4.3%
Fescue (Mt. Logan Re) (a)(c) (Cost: $50,000,000; Acquisition Date: 06/11/2015)	50,000	51,556,185
Fescue 2 (Mt. Logan Re) (a)(c)(h) (Cost: $50,000,000; Acquisition Date: 03/30/2016)	50,000	51,526,930
Hermosa (Mt. Logan Re) (a)(c)(h) (Cost: $50,000,000; Acquisition Date: 04/29/2016)	50,000	51,298,750
SR0006 (Horseshoe Re) (a)(c)(e)(h) (Cost: $33,125,588; Acquisition Date: 08/09/2016)	39,381,541	31,664,649

		186,046,514

		296,763,050

TOTAL PREFERENCE SHARES (Cost $2,686,581,420)		2,934,666,144

PRIVATE FUND UNITS - 5.2%
Global - 5.2%
Multiperil - 5.2%
Aeolus Property Catastrophe J16 Keystone Fund (a)(c)(e)(h) (Cost: $13,697,159; Acquisition Date: 01/21/2016)	13,697	15,363,137
Aeolus Property Catastrophe J17 Keystone Fund (a)(c)(e)(h) (Cost: $158,844,696; Original Acquisition Date: 12/14/2016)	158,845	159,821,622
Aeolus Property Catastrophe MY15 Keystone Fund (a)(c)(e) (Cost: $2,921,000; Acquisition Date: 06/01/2015)	2,921	2,921,748
Aeolus Property Catastrophe MY16 Keystone Fund (a)(c)(e)(h) (Cost: $41,008,329; Acquisition Date: 06/14/2016)	41,008	45,980,098

TOTAL PRIVATE FUND UNITS (Cost $216,471,184)		224,086,605

LIMITED LIABILITY PARTNERSHIP - 0.0%
Operating Companies - 0.0%
Point Dume LLP	1	—

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $0)		—

SHORT-TERM INVESTMENTS - 4.8%
Money Market Fund - 4.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.43% (j)	39,600,434	39,600,434
First American Government Obligations Fund - Class Z - 0.46% (j)	42,936,754	42,936,754
First American Treasury Obligations Fund - Class Z - 0.41% (j)	42,936,754	42,936,754
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.47% (j)	39,603,421	39,603,421
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.40% (j)	42,936,754	42,936,754

TOTAL SHORT-TERM INVESTMENTS (Cost $208,014,117)		208,014,117

TOTAL INVESTMENTS (Cost $3,936,406,402) - 98.7%		4,236,254,758

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		55,750,917

TOTAL NET ASSETS - 100.0%		$4,292,005,675

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $4,024,255,892. Foreign concentration is as follows: Bermuda: 89.7%, Cayman Islands: 2.9%, Ireland: 1.0%, Supranational 0.1%.
(b)	Variable rate security. The rate shown is as of January 31, 2017.
(c)	Security is restricted to resale. The aggregate value of these securities at January 31, 2017 was $3,419,988,016, which represents 79.7% of net assets.
(d)	Zero-coupon bond. The rate shown is the yield to maturity.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $2,964,204,222, which represents 69.1% of net assets.
(f)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2017 was $608,252,625, which represented 14.2% of net assets.
(g)	All or a portion of the security is pledged as collateral for excess mortality swap.
(h)	Non-income producing security.
(i)	Security’s principal was returned in full so the fair value represents the expected future dividend receipt.
(j)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Australian Dollar, March 2017 Settlement	146	$11,063,880	$(218,578)
Euro Fx, March 2017 Settlement	211	28,540,388	(915,368)
Swiss Franc, March 2017 Settlement	80	10,136,000	(259,688)
U.S. Treasury 5-Year Note, March 2017 Settlement	18	2,121,609	5,178

TOTAL FUTURES CONTRACTS SOLD		$51,861,877	$(1,388,456)

The accompanying footnotes are an integral part of these Consolidated Schedules of Investments.

Excess Mortality Swaps

COUNTERPARTY	REFERENCE ENTITY	BUY/SELL PROTECTION	(PAY)/RECEIVE FIXED RATES	TERMINATION DATE	NOTIONAL VALUE	MAXIMUM POTENTIAL FUTURE PAYMENT	UPFRONT PREMIUM PAID	UNREALIZED APPRECIATION

EXCESS MORTALITY SWAP CONTRACTS
Hannover Re (a)	Custom Mortality Index	Sell	1.00%	Jan 15 2021	$100,000,000	$100,000,000	$—	$47,222

TOTAL EXCESS MORTALITY SWAP CONTRACTS								$47,222

(a)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees.

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows:

Stone Ridge Reinsurance Risk Premium Interval Fund
Cost of investments	$3,936,406,402

Gross unrealized appreciation	$323,018,868
Gross unrealized depreciation	(23,170,512)

Net unrealized appreciation	$299,848,356

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

Investment Valuation and Fair Value Measurement

The Board of Trustees has approved procedures pursuant to which the Fund will value its investments (the “Valuation Procedures”). The Board of Trustees has established a Valuation Committee comprised of employees of the Adviser to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board of Trustees.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of certain reinsurance-related event-linked or similar restricted securities (including participation notes, preference shares and private fund units) for which at least one independent market-maker or two independent brokers regularly provide firm bids, the Fund will utilize an independent data delivery vendor to aggregate and provide an average bid price, if applicable, and the independent data delivery vendor will provide this pricing data to the Fund’s administrator. If the independent data delivery vendor cannot obtain independent firm bids for such securities, but there is an independent market maker or two independent brokers who will supply firm bids for such securities, then the Adviser may supply the Fund’s administrator with a contact from whom to obtain such bids, and the Fund’s administrator will contact such independent brokers, and use the bid or average bid, as applicable, as the value of the security. If, with respect to such securities, such independent firm bids are not available, but at least one independent firm or indicative bid is available, then the Valuation Committee may use that bid (or the average of those bids if more than one) as the value of the security if the Valuation Committee determines that such value is reasonable; the Valuation Committee may consider internal and/or independent external models in making that determination.

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds will be calculated based upon the net asset value of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than reinsurance-related securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly traded foreign equity securities generally will be determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Valuation Committee, then such instruments will be valued as determined in good faith by the Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the Valuation Date based on consideration by the Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources (ii) valuations provided by a third-party pricing agent, (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values used to determine the Fund’s net asset value (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier that day.

It is expected that a substantial portion of the Fund’s investments will be U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of January 31, 2017:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Australia	$—	$—	$2,639,764	$2,639,764
China	—	—	2,943,229	2,943,229
Global	—	148,766,623	48,627,538	197,394,161
Japan	—	17,513,499	—	17,513,499
United States	—	280,232,947	—	280,232,947

Total Event-Linked Bonds	—	446,513,069	54,210,531	500,723,600
Participation Notes (1)	—	—	368,764,292	368,764,292
Preference Shares (1)	—	—	2,934,666,144	2,934,666,144
Private Fund Units (1)	—	—	224,086,605	224,086,605
Limited Liability Corporations (1)	—	—	—	—
Money Market Funds	208,014,117	—	—	208,014,117

Total Assets	$208,014,117	$446,513,069	$3,581,727,572	$4,236,254,758

Other Financial Instruments*
Unrealized appreciation on futures	$5,178	$—	$—	$5,178
Unrealized depreciation on futures	(1,393,634)	—	—	(1,393,634)
Unrealized appreciation on swaps	—	—	47,222	47,222

Total	$(1,388,456)	$—	$47,222	$(1,341,234)

*	Other financial instruments are derivatives, such as futures and swaps. These instruments are reflected at the net unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended January 31, 2017:

	Event- Linked Bonds	Participation Notes	Preference Shares	Private Fund Units	Written Options	Swap Contracts
Beginning Balance - November 1, 2016	$55,804,068	$334,425,980	$2,544,130,229	$104,605,816	$(145,808)	$47,222
Acquisitions	—	227,542,000	623,237,622	158,844,696	—	—
Dispositions	(2,224,032)	(161,498,181)	(171,843,334)	(44,024,564)	—	—
Realized gains	—	2,346,672	4,865,968	4,845,820	950,000	—
Return of capital	—	(34,965,000)	(43,477,962)	—	—	—
Change in unrealized appreciation/ (depreciation)	630,495	912,821	(22,246,379)	(185,163)	(804,192)	—
Transfers in/(out) of Level 3	—	—	—	—	—	—

Ending Balance - January 31, 2017	$54,210,531	$368,764,292	$2,934,666,144	$224,086,605	$—	$47,222

As of January 31, 2017, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $661,577 for Event-Linked Bonds, $3,483,124 for Participation Notes, $2,648,254 for Preference Shares, $(185,163) for Private Fund Units, $0 for Written Options, and $47,222 for Swap Contracts.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or losses related to severe weather, other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather, other natural or non-natural catastrophes may also increase market risk spreads. Participation notes, preference shares and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2017.

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 1/31/2017	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE		WEIGHTED AVERAGE
Event-Linked Bonds	Financial Services	$2,639,764	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$ $	1.8MM-$1.8MM 2.3MM-$2.3MM	$ $	1.8MM 2.3MM

Participation Notes	Financial Services	$249,852,649	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$ $	0.2MM-$21.3MM 0.3MM-$26.5MM	$ $	9.7MM 13.5MM

Preference Shares	Financial Services	$2,487,368,847	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$ $	0.0MM-$33.7MM 0.0MM-$49.5MM	$ $	12.0MM 19.2MM

Private Fund Units	Financial Services	$224,086,605	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$ $	0.3MM-$5.9MM 0.5MM-$17.1MM	$ $	4.9MM 13.5MM

The Level 3 securities not listed above were fair valued by the Adviser or priced using an indicative bid and amount to $617,826,929.

Derivative Transactions – The Fund engaged in derivatives for hedging and speculative purposes during the period ended January 31, 2017. The use of derivatives included options, futures and swap contracts.

Futures Contracts – The Fund may purchase and sell futures contracts and held futures contracts during the period ended January 31, 2017. The Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended January 31, 2017, was $5,737,655 for long contracts and $67,809,727 for short contracts.

Options – The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices (including weather indices) are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the period ended January 31, 2017, was $63,846.

Transactions in written options during the period ended January 31, 2017 were as follows:

OTC Options	Contracts	Premiums
Outstanding, beginning of year	1	$950,000
Options written	—	—
Options terminated in closing transactions	—	—
Options exercised	—	—
Options expired	(1)	(950,000)

Outstanding, end of year	—	$—

Excess Mortality Swaps – The Fund entered into excess mortality swaps in order to gain exposure to reinsurance-related risks tied to population mortality experience. In an excess mortality swap, the protection buyer pays periodic premiums in exchange for a potential payment from the seller of protection if the specified mortality index exceeds a set value during an agreed upon period. During the period ended, January 31, 2017 the average notional amount of excess mortality swaps was $100,000,000 for contracts in which the Fund sold protection and is collateralized by event-linked bonds.

Consolidated Statement of Assets and Liabilities — Values of Derivatives at January 31, 2017

	ASSET DERIVATIVES
	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Futures
Interest rate contracts	Net assets - Unrealized appreciation*	$5,178
Swaps
Excess mortality contracts	Unrealized appreciation on open swap contracts**	47,222

Total		$52,400

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Consolidated Schedule of Investments.

Consolidated Statement of Assets and Liabilities — Values of Derivatives at January 31, 2017

	LIABILITY DERIVATIVES
	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Futures
Foreign exchange contracts	Net assets - Unrealized depreciation*	$1,393,634

Total		$1,393,634

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Consolidated Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust II

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President

Date	3/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date	3/30/2017

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date	3/30/2017

*	Print the name and title of each signing officer under his or her signature.